Summary of Significant Accounting Policies (Details 2) (Equipment on operating leases)	12 Months Ended
Dec. 31, 2012
Minimum
Depreciation
Lease term used to calculate depreciation	1 year
Maximum
Depreciation
Lease term used to calculate depreciation	7 years